UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2024

Item 1. Reports to Stockholders

Semiannual report

Fixed income mutual fund

Delaware Emerging Markets Debt Corporate Fund

January 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Emerging Markets Debt Corporate Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Emerging Markets Debt Corporate Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

The investment objective of the Fund is to seek current income and, secondarily, capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2023 to January 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

Delaware Emerging Markets Debt Corporate Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period 8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,042.80	1.04%	$5.34
Class C	1,000.00	1,038.50	1.79%	9.17
Institutional Class	1,000.00	1,044.00	0.79%	4.06
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.91	1.04%	$5.28
Class C	1,000.00	1,016.14	1.79%	9.07
Institutional Class	1,000.00	1,021.17	0.79%	4.01
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / country and sector allocations

Delaware Emerging Markets Debt Corporate Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / country	Percentage of net assets
Corporate Bonds	85.75%
Argentina	2.29%
Barbados	0.72%
Brazil	7.94%
Chile	2.83%
China	3.69%
Colombia	3.98%
Georgia	1.17%
Ghana	0.96%
Guatemala	1.87%
Hong Kong	2.52%
India	3.69%
Indonesia	4.42%
Israel	2.60%
Kazakhstan	0.85%
Kuwait	0.94%
Macao	3.19%
Malaysia	1.53%
Mexico	7.80%
Morocco	0.65%
Nigeria	0.75%
Oman	0.82%
Panama	0.57%
Paraguay	0.55%
Peru	4.94%
Philippines	1.80%
Qatar	0.80%
Republic of Korea	1.76%
Republic of Vietnam	0.62%
Saudi Arabia	2.19%
Singapore	1.29%
South Africa	2.45%
Taiwan	1.56%
Thailand	1.44%
Turkey	4.99%
Ukraine	1.08%
3

Security type / country and sector allocations

Delaware Emerging Markets Debt Corporate Fund

Security type / country	Percentage of net assets
United Arab Emirates	3.02%
United States	0.79%
Zambia	0.69%
Sovereign Bonds	3.64%
Common Stock	0.32%
Short-Term Investments	18.56%
Total Value of Securities	108.27%
Liabilities Net of Receivables and Other Assets	(8.27%)
Total Net Assets	100.00%

Corporate bonds by sector	Percentage of net assets
Consumer	12.25%
Diversified	1.87%
Financials	21.19%
Industrial	7.57%
Infrastructure	1.97%
Metals & Mining	5.57%
Oil & Gas	11.55%
Real Estate	1.55%
Technology, Media and Telecommunication	5.01%
Transport	5.02%
Utilities	12.20%
Total	85.75%
4

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds – 85.75%Δ
Argentina – 2.29%
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #	544,629	$541,163
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	565,000	541,167
YPF
144A 6.95% 7/21/27 #	535,000	476,969
144A 9.50% 1/17/31 #	1,170,000	1,169,456
		2,728,755
Barbados – 0.72%
Sagicor Financial 144A 5.30% 5/13/28 #	900,000	857,407
		857,407
Brazil – 7.94%
3R LUX 144A 9.75% 2/5/31 #	1,125,000	1,123,031
Acu Petroleo Luxembourg 144A 7.50% 1/13/32 #	567,275	543,954
Aegea Finance 144A 9.00% 1/20/31 #	725,000	762,972
Azul Secured Finance 144A 11.93% 8/28/28 #	1,100,000	1,121,426
Cosan Luxembourg 144A 7.25% 6/27/31 #	1,295,000	1,307,950
CSN Resources 144A 8.875% 12/5/30 #	865,000	887,957
Minerva Luxembourg 144A 8.875% 9/13/33 #	1,175,000	1,233,260
Petrobras Global Finance 6.50% 7/3/33	695,000	690,748
Samarco Mineracao 144A 9.50% 6/30/31 #	1,070,000	892,438
Vale Overseas 6.125% 6/12/33	890,000	910,155
		9,473,891
Chile – 2.83%
AES Andes 144A 7.125% 3/26/79 #, µ	605,000	581,517
Alfa Desarrollo 144A 4.55% 9/27/51 #	1,013,636	741,515
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	965,000	916,409
Sociedad Quimica y Minera de Chile 144A 6.50% 11/7/33 #	1,095,000	1,136,500
		3,375,941
China – 3.69%
Alibaba Group Holding 2.70% 2/9/41	845,000	583,560
ENN Energy Holdings 144A 2.625% 9/17/30 #	950,000	824,461
Huarong Finance 2017 4.75% 4/27/27	755,000	708,756
Prosus 144A 4.193% 1/19/32 #	980,000	845,667
RKPF Overseas 2020 A 5.125% 7/26/26	380,000	109,250
Sunac China Holdings
144A 6.00% 9/30/25 #	1,225,000	165,988
144A 6.25% 9/30/26 #	710,000	87,799
5

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
Tencent Holdings
144A 2.88% 4/22/31 #	495,000	$433,516
144A 3.68% 4/22/41 #	550,000	435,210
West China Cement 4.95% 7/8/26	275,000	205,337
		4,399,544
Colombia – 3.98%
Banco GNB Sudameris 144A 7.50% 4/16/31 #, µ	1,000,000	854,500
Canacol Energy 144A 5.75% 11/24/28 #	960,000	661,511
Ecopetrol
5.875% 11/2/51	410,000	294,257
6.875% 4/29/30	460,000	450,044
8.375% 1/19/36	790,000	800,566
Geopark 144A 5.50% 1/17/27 #	925,000	825,427
Grupo Energia Bogota 144A 7.85% 11/9/33 #	795,000	863,569
		4,749,874
Georgia – 1.17%
Georgian Railway JSC 4.00% 6/17/28	797,000	731,051
Silknet JSC 144A 8.375% 1/31/27 #	655,000	661,550
		1,392,601
Ghana – 0.96%
Kosmos Energy 144A 7.75% 5/1/27 #	1,215,000	1,149,159
		1,149,159
Guatemala – 1.87%
Banco Industrial 144A 4.875% 1/29/31 #, µ	605,000	577,306
Central American Bottling 144A 5.25% 4/27/29 #	870,000	813,833
CT Trust 144A 5.125% 2/3/32 #	950,000	836,784
		2,227,923
Hong Kong – 2.52%
AIA Group 144A 3.375% 4/7/30 #	600,000	555,777
CK Hutchison International 23
144A 4.75% 4/21/28 #	660,000	660,099
144A 4.875% 4/21/33 #	1,025,000	1,024,476
Standard Chartered 144A 6.301% 1/9/29 #, µ	740,000	761,829
		3,002,181
India – 3.69%
Continuum Energy Aura 144A 9.50% 2/24/27 #	885,000	919,289
Future Retail 144A 5.60% 1/22/25 #, ‡	425,000	3,188
Greenko Power II 144A 4.30% 12/13/28 #	607,500	552,898
6

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
India (continued)
ICICI Bank 144A 4.00% 3/18/26 #	450,000	$439,454
JSW Hydro Energy 144A 4.125% 5/18/31 #	648,025	567,498
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	1,190,000	991,859
UltraTech Cement 144A 2.80% 2/16/31 #	1,095,000	929,730
		4,403,916
Indonesia – 4.42%
Cikarang Listrindo 144A 4.95% 9/14/26 #	792,000	767,654
Freeport Indonesia
144A 5.315% 4/14/32 #	630,000	614,342
144A 6.20% 4/14/52 #	470,000	454,777
Indofood CBP Sukses Makmur
3.541% 4/27/32	805,000	696,174
4.805% 4/27/52	480,000	384,000
Medco Maple Tree 144A 8.96% 4/27/29 #	1,085,000	1,114,159
Minejesa Capital 144A 5.625% 8/10/37 #	595,000	516,605
Star Energy Geothermal Wayang Windu 144A 6.75% 4/24/33 #	724,044	724,691
		5,272,402
Israel – 2.60%
Bank Leumi Le-Israel 144A 7.129% 7/18/33 #, µ	850,000	829,919
Energean Israel Finance 144A 4.875% 3/30/26 #	535,000	494,287
ICL Group 144A 6.375% 5/31/38 #	680,000	645,531
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	560,000	540,292
6.75% 3/1/28	575,000	589,893
		3,099,922
Kazakhstan – 0.85%
KazMunayGas National
144A 4.75% 4/19/27 #	400,000	390,422
144A 5.375% 4/24/30 #	630,000	619,119
		1,009,541
Kuwait – 0.94%
NBK SPC 144A 1.625% 9/15/27 #, µ	1,235,000	1,123,897
		1,123,897
Macao – 3.19%
MGM China Holdings
144A 4.75% 2/1/27 #	960,000	896,929
144A 5.25% 6/18/25 #	405,000	395,160
7

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Macao (continued)
Sands China
3.50% 8/8/31	665,000	$553,257
4.05% 1/8/26	780,000	751,625
Studio City Finance 144A 5.00% 1/15/29 #	1,415,000	1,209,231
		3,806,202
Malaysia – 1.53%
CIMB Bank 144A 2.125% 7/20/27 #	725,000	663,894
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	1,210,000	1,163,107
		1,827,001
Mexico – 7.80%
Alsea 144A 7.75% 12/14/26 #	590,000	597,237
America Movil 4.70% 7/21/32	940,000	918,488
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, ψ	410,000	405,259
Banco Santander Mexico 144A 7.525% 10/1/28 #, µ	615,000	640,899
BBVA Bancomer
144A 1.875% 9/18/25 #	590,000	556,459
144A 5.875% 9/13/34 #, µ	605,000	563,589
144A 8.125% 1/8/39 #, µ	725,000	738,050
Bimbo Bakeries USA 144A 6.40% 1/15/34 #	795,000	869,643
Cemex 144A 9.125% 3/14/28 #, µ, ψ	820,000	874,096
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	1,090,000	831,949
Grupo Aeromexico 144A 8.50% 3/17/27 #	1,210,000	1,160,551
Infraestructura Energetica Nova 144A 4.75% 1/15/51 #	880,000	673,233
Petroleos Mexicanos 7.69% 1/23/50	685,000	479,317
		9,308,770
Morocco – 0.65%
OCP 144A 5.125% 6/23/51 #	1,065,000	772,434
		772,434
Nigeria – 0.75%
Access Bank 144A 6.125% 9/21/26 #	965,000	890,119
		890,119
Oman – 0.82%
Oryx Funding 144A 5.80% 2/3/31 #	980,000	975,124
		975,124
Panama – 0.57%
C&W Senior Financing 144A 6.875% 9/15/27 #	720,000	682,981
		682,981
8

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Paraguay – 0.55%
Banco Continental 144A 2.75% 12/10/25 #	700,000	$656,593
		656,593
Peru – 4.94%
Banco de Credito del Peru 144A 5.85% 1/11/29 #	960,000	976,810
Banco Internacional del Peru SAA Interbank 144A 7.625% 1/16/34 #, µ	815,000	853,769
Consorcio Transmantaro 144A 5.20% 4/11/38 #	805,000	759,870
Credicorp 144A 2.75% 6/17/25 #	930,000	891,034
InRetail Consumer 144A 3.25% 3/22/28 #	1,115,000	995,679
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	710,904	650,432
SAN Miguel Industrias 144A 3.50% 8/2/28 #	880,000	761,847
		5,889,441
Philippines – 1.80%
International Container Terminal Services 4.75% 6/17/30	845,000	823,070
Jollibee Worldwide 4.125% 1/24/26	485,000	470,432
Rizal Commercial Banking 6.50% 8/27/25 µ, ψ	875,000	850,923
		2,144,425
Qatar – 0.80%
QNB Finance 2.625% 5/12/25	990,000	953,512
		953,512
Republic of Korea – 1.76%
Hana Bank 144A 1.25% 12/16/26 #	335,000	302,086
Shinhan Bank 3.875% 3/24/26	690,000	666,934
Shinhan Financial Group 144A 5.00% 7/24/28 #	565,000	565,639
SK Hynix 144A 1.50% 1/19/26 #	605,000	561,141
		2,095,800
Republic of Vietnam – 0.62%
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	783,947	736,436
		736,436
Saudi Arabia – 2.19%
EIG Pearl Holdings 144A 4.387% 11/30/46 #	715,000	548,265
Greensaif Pipelines Bidco 144A 6.51% 2/23/42 #	780,000	799,922
Saudi Arabian Oil
144A 3.50% 11/24/70 #	410,000	263,124
144A 4.25% 4/16/39 #	600,000	520,783
TMS Issuer 144A 5.78% 8/23/32 #	465,000	480,091
		2,612,185
9

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Singapore – 1.29%
BOC Aviation USA 144A 4.875% 5/3/33 #	940,000	$930,976
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, µ	647,000	611,774
		1,542,750
South Africa – 2.45%
Anglo American Capital 144A 5.50% 5/2/33 #	935,000	935,629
AngloGold Ashanti Holdings 3.375% 11/1/28	660,000	596,479
Bidvest Group UK 144A 3.625% 9/23/26 #	585,000	546,033
Sasol Financing USA 144A 8.75% 5/3/29 #	835,000	850,561
		2,928,702
Taiwan – 1.56%
Foxconn Far East 2.50% 10/28/30	685,000	581,726
TSMC Global
144A 2.25% 4/23/31 #	670,000	568,989
144A 4.625% 7/22/32 #	695,000	705,564
		1,856,279
Thailand – 1.44%
Bangkok Bank 144A 5.00% 9/23/25 #, µ, ψ	580,000	565,932
PTTEP Treasury Center 144A 2.587% 6/10/27 #	665,000	615,278
Thaioil Treasury Center 144A 2.50% 6/18/30 #	640,000	541,440
		1,722,650
Turkey – 4.99%
Akbank TAS
144A 6.80% 2/6/26 #	930,000	933,534
6.80% 6/22/31 µ	470,000	462,889
Coca-Cola Icecek 144A 4.50% 1/20/29 #	675,000	624,240
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,150,000	1,178,738
Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	605,000	576,402
Turkiye Garanti Bankasi 144A 7.177% 5/24/27 #, µ	895,000	886,050
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	435,000	436,657
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, µ	850,000	855,313
		5,953,823
Ukraine – 1.08%
Metinvest 144A 7.75% 10/17/29 #	810,000	544,437
MHP Lux 144A 6.95% 4/3/26 #	920,000	749,488
		1,293,925
United Arab Emirates – 3.02%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	585,000	522,924
Emirates NBD Bank PJSC 2.625% 2/18/25	610,000	592,462
10

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
United Arab Emirates (continued)
First Abu Dhabi Bank 4.50% 4/5/26 µ, ψ	615,000	$591,083
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	797,818	641,388
MAF Global Securities 7.875% 6/30/27 µ, ψ	635,000	656,549
Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	759,336	602,019
		3,606,425
United States – 0.79%
JBS USA LUX 5.50% 1/15/30	970,000	948,288
		948,288
Zambia – 0.69%
First Quantum Minerals
144A 6.875% 10/15/27 #	515,000	466,845
144A 7.50% 4/1/25 #	355,000	351,120
		817,965
Total Corporate Bonds (cost $103,170,444)		102,288,784

Sovereign Bonds – 3.64%Δ
Côte d’Ivoire – 0.61%
Ivory Coast Government International Bond 144A 7.625%1/30/33 #	730,000	724,554
		724,554
Hong Kong – 0.44%
Airport Authority 144A 2.50% 1/12/32 #	610,000	527,501
		527,501
Hungary – 0.50%
MFB Magyar Fejlesztesi Bank 6.50% 6/29/28	580,000	595,158
		595,158
Poland – 0.64%
Bank Gospodarstwa Krajowego 144A 5.375% 5/22/33 #	760,000	763,699
		763,699
Republic of Korea – 1.33%
Korea Housing Finance 144A 4.625% 2/24/33 #	695,000	679,390
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	895,000	904,943
		1,584,333
11

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

	Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Ukraine – 0.12%
State Agency of Roads of Ukraine 144A 6.25% 6/24/30 #	560,000	$143,919
		143,919
Total Sovereign Bonds (cost $4,746,897)		4,339,164

	Number of shares
Common Stock – 0.32%Δ
Mexico – 0.32%
Grupo Aeromexico =, †	29,657	387,696
Total Common Stock (cost $436,691)		387,696

Short-Term Investments – 18.56%
Money Market Mutual Funds – 7.79%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	2,322,962	2,322,962
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	2,322,961	2,322,961
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	2,322,961	2,322,961
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	2,322,961	2,322,961
		9,291,845

	Principal amount°
US Treasury Obligations — 10.77%≠
US Treasury Bills
0.052% 2/6/24	10,000,000	9,992,715
0.053% 2/15/24	2,870,000	2,864,149
		12,856,864
Total Short-Term Investments (cost $22,148,712)		22,148,709
Total Value of Securities–108.27% (cost $130,502,744)		$129,164,353
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 4 in “Security type / country and sector allocations.”
12

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $87,441,673, which represents 73.30% of the Fund’s net assets. See Note 9 in “Notes to financial statements.”
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
‡	Non-income producing security. Security is currently in default.
ψ	Perpetual security. Maturity date represents next call date.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
≠	The rate shown is the effective yield at the time of purchase.

The following futures contracts and swap contracts were outstanding at January 31, 2024:1

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(17)	US Treasury 10 yr Ultra Notes	$(1,986,875)	$(1,908,606)	3/19/24	$(78,269)	$(14,344)
(2)	US Treasury Long Bonds	(244,687)	(229,791)	3/19/24	(14,896)	(2,187)
Total Futures Contracts			$(2,138,397)		$(93,165)	$(16,531)
13

Schedule of investments

Delaware Emerging Markets Debt Corporate Fund

Swap Contracts

CDS Contracts2

Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Amortized Upfront Payments Paid (Received)	Unrealized Depreciation[4]
Over-The-Counter:
Protection Purchased/ Moody’s Ratings:
JPMCB - Mexico 10.375% 1/28/33 Baa2 6/22/26-Quarterly	1,748,000	1.000%	$(24,942)	$6,243	$(31,185)
JPMCB - Republic of Brazil 4.25% 1/7/25 Ba2 6/20/26-Quarterly	2,527,000	1.000%	(20,729)	38,096	(58,825)
Total CDS Contracts			$(45,671)	$44,339	$(90,010)

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin and unrealized appreciation (depreciation) are reflected in the Fund’s net assets.

[1]	See Note 6 in “Notes to financial statements.”
[2]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[3]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[4]	Unrealized appreciation (depreciation) does not include periodic interest (payments) receipt on swap contracts accrued daily in the amount of $(5,106)

Summary of abbreviations:

CDS – Credit Default Swap

14

Summary of abbreviations: (continued)

JPMCB – JPMorgan Chase Bank

JSC – Joint Stock Company

PJSC – Private Joint Stock Company

yr – Year

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

15

Statement of assets and liabilities

Delaware Emerging Markets Debt Corporate Fund	January 31, 2024 (Unaudited)
Assets:
Investments, at value*	$129,164,353
Foreign currencies, at valueΔ	5
Cash	74,308
Cash collateral due from broker	59,400
Dividends and interest receivable	1,388,275
Receivable for fund shares sold	159,687
Upfront payments paid on over-the-counter credit default swap contracts	44,339
Prepaid expenses	30,450
Other assets	559
Total Assets	130,921,376
Liabilities:
Payable for securities purchased	11,110,771
Payable for fund shares redeemed	184,784
Other accrued expenses	158,286
Unrealized depreciation on over-the-counter credit default swap contracts	90,010
Investment management fees payable to affiliates	43,393
Administration expenses payable to affiliates	18,382
Variation margin due to broker on futures contracts	16,531
Swap payments payable	5,106
Distribution fees payable to affiliates	286
Total Liabilities	11,627,549
Total Net Assets	$119,293,827

Net Assets Consist of:
Paid-in capital	$130,722,245
Total distributable earnings (loss)	(11,428,418)
Total Net Assets	$119,293,827
16

Net Asset Value

Class A:
Net assets	$679,065
Shares of beneficial interest outstanding, unlimited authorization, no par	89,814
Net asset value per share	$7.56
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.92

Class C:
Net assets	$171,164
Shares of beneficial interest outstanding, unlimited authorization, no par	22,611
Net asset value per share	$7.57

Institutional Class:
Net assets	$118,443,598
Shares of beneficial interest outstanding, unlimited authorization, no par	15,698,407
Net asset value per share	$7.54

*Investments, at cost	$130,502,744
ΔForeign currencies, at cost	5

See accompanying notes, which are an integral part of the financial statements.

17

Statement of operations

Delaware Emerging Markets Debt Corporate Fund	Six months ended January 31, 2024 (Unaudited)
Investment Income:
Interest	$3,585,496
Dividends	137,269
3,722,765

Expenses:
Management fees	412,206
Distribution expenses — Class A	859
Distribution expenses — Class C	991
Distribution expenses — Class R	3
Dividend disbursing and transfer agent fees and expenses	43,175
Accounting and administration expenses	36,727
Registration fees	27,287
Audit and tax fees	24,135
Legal fees	19,855
Reports and statements to shareholders expenses	15,439
Custodian fees	4,245
Trustees’ fees and expenses	2,707
Other	18,555
606,184
Less expenses waived	(170,125)
Less waived distribution expenses — Class R	(3)
Less expenses paid indirectly	(6)
Total operating expenses	436,050
Net Investment Income (Loss)	3,286,715
18

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(1,687,107)
Foreign currencies	11,262
Futures contracts	168,428
Swap contracts	(31,106)
Net realized gain (loss)	(1,538,523)

Net change in unrealized appreciation (depreciation) on:
Investments	3,345,242
Foreign currencies	1
Futures contracts	(146,922)
Swap contracts	1,936
Net change in unrealized appreciation (depreciation)	3,200,257
Net Realized and Unrealized Gain (Loss)	1,661,734
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,948,449

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets

Delaware Emerging Markets Debt Corporate Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,286,715	$4,653,101
Net realized gain (loss)	(1,538,523)	(6,965,784)
Net change in unrealized appreciation (depreciation)	3,200,257	7,868,231
Net increase (decrease) in net assets resulting from operations	4,948,449	5,555,548

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(18,421)	(38,098)
Class C	(4,005)	(9,809)
Class R1	(41)	(146)
Institutional Class	(3,251,704)	(4,336,974)
	(3,274,171)	(4,385,027)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	13,073	91,277
Class C	1,330	68,839
Institutional Class	40,410,480	36,422,812

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	18,421	38,098
Class C	3,954	9,708
Class R1	41	146
Institutional Class	3,123,778	4,137,470
	43,571,077	40,768,350
20

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(114,019)	$(152,861)
Class C	(78,898)	(47,773)
Class R1	(2,736)	—
Institutional Class	(13,722,353)	(50,778,932)
	(13,918,006)	(50,979,566)
Increase (decrease) in net assets derived from capital share transactions	29,653,071	(10,211,216)
Net Increase (Decrease) in Net Assets	31,327,349	(9,040,695)

Net Assets:
Beginning of period	87,966,478	97,007,173
End of period	$119,293,827	$87,966,478
[1]	On October 27, 2023, all Class R shares were liquidated.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

22

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.45	$7.35	$8.91	$8.48	$8.67	$8.26

0.21	0.40	0.32	0.33	0.32	0.40
0.10	0.08	(1.52)	0.42	(0.18)	0.41
0.31	0.48	(1.20)	0.75	0.14	0.81

(0.20)	(0.38)	(0.31)	(0.32)	(0.32)	(0.35)
—	—	(0.05)	—	—	(0.05)
—	—	—	—	(0.01)	—
(0.20)	(0.38)	(0.36)	(0.32)	(0.33)	(0.40)

$7.56	$7.45	$7.35	$8.91	$8.48	$8.67

4.28%	6.74%	(13.83%)	8.99%	1.73%	10.21%

$679	$753	$767	$817	$281	$93
1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
1.35%	1.44%	1.43%	1.42%	1.48%	1.90%
5.73%	5.47%	3.87%	3.69%	3.77%	4.88%
5.42%	5.07%	3.48%	3.31%	3.33%	4.02%
31%	67%	55%	99%	93%	74%
23

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

24

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.44	$7.34	$8.90	$8.47	$8.66	$8.26

0.18	0.34	0.25	0.26	0.25	0.34
0.10	0.09	(1.51)	0.43	(0.17)	0.40
0.28	0.43	(1.26)	0.69	0.08	0.74

(0.15)	(0.33)	(0.25)	(0.26)	(0.26)	(0.29)
—	—	(0.05)	—	—	(0.05)
—	—	—	—	(0.01)	—
(0.15)	(0.33)	(0.30)	(0.26)	(0.27)	(0.34)

$7.57	$7.44	$7.34	$8.90	$8.47	$8.66

3.85%	5.98%	(14.46%)	8.19%	0.99%	9.27%

$171	$244	$210	$99	$84	$61
1.79%	1.79%	1.79%	1.79%	1.79%	1.79%
2.10%	2.19%	2.18%	2.17%	2.23%	2.65%
4.98%	4.72%	3.12%	2.94%	3.02%	4.13%
4.67%	4.32%	2.73%	2.56%	2.58%	3.27%
31%	67%	55%	99%	93%	74%
25

Financial highlights

Delaware Emerging Markets Debt Corporate Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.44	$7.34	$8.90	$8.47	$8.67	$8.27

0.22	0.42	0.34	0.35	0.34	0.42
0.10	0.08	(1.51)	0.43	(0.19)	0.40
0.32	0.50	(1.17)	0.78	0.15	0.82

(0.22)	(0.40)	(0.34)	(0.35)	(0.34)	(0.37)
—	—	(0.05)	—	—	(0.05)
—	—	—	—	(0.01)	—
(0.22)	(0.40)	(0.39)	(0.35)	(0.35)	(0.42)

$7.54	$7.44	$7.34	$8.90	$8.47	$8.67

4.40%	7.01%	(13.60%)	9.30%	1.88%	10.41%

$118,444	$86,966	$96,027	$86,511	$69,600	$51,784
0.79%	0.79%	0.79%	0.79%	0.79%	0.79%
1.10%	1.19%	1.18%	1.17%	1.23%	1.65%
5.98%	5.72%	4.12%	3.94%	4.02%	5.13%
5.67%	5.32%	3.73%	3.56%	3.58%	4.27%
31%	67%	55%	99%	93%	74%
27

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund	January 31, 2024 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Emerging Markets Debt Corporate Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, and Institutional Class shares. On October 27, 2023, all Class R shares were liquidated. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Fixed income securities and credit default swap (CDS) contracts are generally priced based upon valuations provided by an independent pricing service or broker/counterparty in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations and CDS contracts are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV).

28

Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2024, and for all open tax years (years ended July 31, 2020-July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities.

29

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

1. Significant Accounting Policies (continued)

That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statement of operations” under “Net realized gain (loss) on investments.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the

30

specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. The Fund declares and pays dividends from net investment income monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.79% of the Fund’s average daily net assets from August 1, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 through November 29, 2024 is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Institutional Class
1.04%	1.79%	0.79%
31

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2024, the Fund paid $4,081 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2024, the Fund paid $3,641 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, and 1.00% of the average daily net

32

assets of the Class A, and Class C shares, respectively. The fees are calculated daily and paid monthly. Class R shares were liquidated on October 27, 2023. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2024, the Fund paid $1,376 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2024, DDLP earned $22 for commissions on sales of the Fund’s Class A shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

3. Investments

For the six months ended January 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments and US government securities as follows:

Purchases	$52,956,327
Sales	30,595,544

At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$130,505,186
Aggregate unrealized appreciation of investments and derivatives	$2,135,199
Aggregate unrealized depreciation of investments and derivatives	(3,659,207)
Net unrealized depreciation of investments and derivatives	$(1,524,008)
33

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

3. Investments (continued)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$2,594,732	$5,659,918	$8,254,650

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and

34

industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stock	$—	$—	$387,696	$387,696
Corporate Bonds	—	102,288,784	—	102,288,784
Sovereign Bonds	—	4,339,164	—	4,339,164
Short-Term Investments	9,291,845	12,856,864	—	22,148,709
Total Value of Securities	$9,291,845	$119,484,812	$387,696	$129,164,353

Derivatives[1]
Liabilities:
Futures Contracts	$(93,165)	$—	$—	$(93,165)
Over-The-Counter Credit Default Swap Contracts	—	(90,010)	—	(90,010)
[1]	Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

35

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/24	Year ended 7/31/23
Shares sold:
Class A	1,757	12,333
Class C	184	9,361
Institutional Class	5,458,416	5,050,629

Shares issued upon reinvestment of dividends and distributions:
Class A	2,515	5,223
Class C	542	1,332
Class R1	6	20
Institutional Class	426,270	567,661
	5,889,690	5,646,559

Shares redeemed:
Class A	(15,608)	(20,812)
Class C	(10,950)	(6,533)
Class R1	(384)	—
Institutional Class	(1,872,082)	(7,017,388)
	(1,899,024)	(7,044,733)
Net increase (decrease)	3,990,666	(1,398,174)
[1]	On October 27, 2023, all Class R shares were liquidated.

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended January 31, 2024 and the year ended July 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Class R Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/24	—	128	384	128	384	$3,676
Year ended
7/31/23	268	229	—	228	268	3,718

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or

36

emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described above. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of January 31, 2024, or at any time during the period then ended.

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2024, the Fund posted

37

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

$59,400 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts —The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended January 31, 2024, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. During the six months ended January 31, 2024, the Fund did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of

38

protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the six months ended January 31, 2024, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the “Schedule of investments.”

Fair values of derivative instruments as of January 31, 2024 were as follows:

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Interest Rate Contracts	Credit Contracts
Variation margin due to broker on futures contracts*	$(93,165)	$—
Unrealized depreciation on over-the-counter credit default swap contracts	—	(90,010)
Total	$(93,165)	$(90,010)
*	Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2024. Only current day variation margin is reported as “Variation margin due to broker on futures contracts” on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2024 was as follows:

	Net Realized Gain (Loss) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$168,428	$—	$168,428
Credit contracts	—	(31,106)	(31,106)
Total	$168,428	$(31,106)	$137,322
39

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

6. Derivatives (continued)

	Net Change in Unrealized Appreciation (Depreciation) on:
	Futures Contracts	Swap Contracts	Total
Interest rate contracts	$(146,922)	$—	$(146,922)
Credit contracts	—	1,936	1,936
Total	$(146,922)	$1,936	$(144,986)

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2024:

	Long Derivative Volume	Short Derivative Volume
Futures contracts (average notional value)	$—	$2,168,791
CDS contracts (average notional value)*	4,308,929	—
*	Long represents buying protection and short represents selling protection.

7. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

40

At January 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(90,010)	$(90,010)
Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(90,010)	$—	$—	$—	$—	$(90,010)
(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

8. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development

41

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

8. Securities Lending (continued)

(OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2024, the Fund had no securities out on loan.

9. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging

42

markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or

43

Notes to financial statements

Delaware Emerging Markets Debt Corporate Fund

9. Credit and Market Risks (continued)

market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended January 31, 2024.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

44

11. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

45

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Emerging Markets Debt Corporate Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a

46

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing

47

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional emerging markets hard currency debt funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was in the first quartile of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year and since inception periods was above the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, and 5-year and since inception periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various

48

components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

49

Other Fund information (Unaudited)

Delaware Emerging Markets Debt Corporate Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds; the benefits from allocation of fund brokerage to improve trading efficiencies; the portfolio transactions executed through “soft dollar” arrangements; and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

50

Semiannual report

Fixed income mutual fund

Delaware Strategic Income Fund

January 31, 2024

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM’s public markets businesses trace their roots to 1929 and partner with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Strategic Income Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is an integrated asset manager across public and private markets offering a diverse range of capabilities, including real assets, real estate, credit, equities, and multi-asset solutions.

The Fund is advised by Delaware Management Company, a series of Macquarie Investment Management Business Trust (MIMBT), a US registered investment adviser, and distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Strategic Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of January 31, 2024, and subject to change for events occurring after such date. These views are not intended to be investment advice, to forecast future events, or to guarantee future results.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

All third-party marks cited are the property of their respective owners.

© 2024 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

The investment objective of the Fund is to seek high current income and, secondarily, long-term total return.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from August 1, 2023 to January 31, 2024.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

For the six-month period from August 1, 2023 to January 31, 2024 (Unaudited)

Delaware Strategic Income Fund
Expense analysis of an investment of $1,000

	Beginning Account Value 8/1/23	Ending Account Value 1/31/24	Annualized Expense Ratio	Expenses Paid During Period 8/1/23 to 1/31/24*
Actual Fund return†
Class A	$1,000.00	$1,053.40	0.84%	$4.34
Class C	1,000.00	1,050.90	1.59%	8.20
Class R	1,000.00	1,053.40	1.09%	5.63
Institutional Class	1,000.00	1,054.70	0.59%	3.05
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.91	0.84%	$4.27
Class C	1,000.00	1,017.14	1.59%	8.06
Class R	1,000.00	1,019.66	1.09%	5.53
Institutional Class	1,000.00	1,022.17	0.59%	3.00
*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), in which it invests. The table above does not reflect the expenses of any Underlying Funds.

2

Security type / sector allocations

Delaware Strategic Income Fund	As of January 31, 2024 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	9.75%
Agency Commercial Mortgage-Backed Securities	0.87%
Agency Mortgage-Backed Securities	4.53%
Corporate Bonds	41.02%
Banking	4.82%
Basic Industry	2.15%
Brokerage	1.17%
Capital Goods	3.73%
Communications	6.91%
Consumer Cyclical	5.03%
Consumer Non-Cyclical	3.46%
Electric	1.50%
Energy	6.98%
Finance Companies	0.84%
Insurance	0.53%
Local Authorities	0.09%
Real Estate Investment Trusts	0.22%
Technology	2.26%
Transportation	1.07%
Utilities	0.26%
Government Agency Obligations	2.74%
Municipal Bonds	1.18%
Non-Agency Asset-Backed Securities	8.18%
Non-Agency Collateralized Mortgage Obligations	9.15%
Non-Agency Commercial Mortgage-Backed Securities	3.58%
Loan Agreements	2.07%
Sovereign Bonds	4.22%
US Treasury Obligations	8.53%
Common Stocks	1.12%
Preferred Stock	0.01%
Warrants	0.01%
Short-Term Investments	1.83%
Total Value of Securities	98.79%
Receivables and Other Assets Net of Liabilities	1.21%
Total Net Assets	100.00%
3

Schedule of investments
Delaware Strategic Income Fund	January 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 9.75%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	42,955	$41,612
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M2 144A 7.445% (SOFR+ 2.10%) 10/25/33 #, •	1,350,000	1,366,038
Series 2021-HQA1 M2 144A 7.595% (SOFR + 2.25%) 8/25/33 #, •	4,381,918	4,454,482
Series 2021-HQA2 M2 144A 7.395% (SOFR + 2.05%) 12/25/33 #, •	4,500,000	4,558,958
Series 2022-DNA1 M2 144A 7.845% (SOFR + 2.50%) 1/25/42 #, •	3,000,000	3,027,849
Series 2022-DNA2 M2 144A 9.095% (SOFR + 3.75%) 2/25/42 #, •	3,000,000	3,121,791
Series 2023-HQA2 M1B 144A 8.695% (SOFR + 3.35%) 6/25/43 #, •	2,500,000	2,631,980
Series 2023-HQA3 M2 144A 8.695% (SOFR + 3.35%) 11/25/43 #, •	1,400,000	1,465,168
GNMA Series 2015-151 KC 3.50% 4/20/34	13,913	13,417
Total Agency Collateralized Mortgage Obligations (cost $20,216,713)		20,681,295

Agency Commercial Mortgage-Backed Securities — 0.87%
FREMF Mortgage Trust
Series 2017-K66 B 144A 4.177% 7/25/27 #, •	325,000	313,143
Series 2017-K71 B 144A 3.88% 11/25/50 #, •	325,000	309,122
Series 2018-K72 B 144A 4.119% 12/25/50 #, •	325,000	310,441
Series 2018-K86 C 144A 4.438% 11/25/51 #, •	970,000	915,662
Total Agency Commercial Mortgage-Backed Securities (cost $2,140,546)		1,848,368

Agency Mortgage-Backed Securities — 4.53%
Fannie Mae S.F. 30 yr
4.50% 2/1/53	770,250	744,777
5.50% 10/1/52	2,333,181	2,343,020
5.50% 7/1/53	725,565	727,572
6.00% 12/1/52	1,173,536	1,192,284
6.50% 9/1/53	996,462	1,022,105
Freddie Mac S.F. 15 yr 5.00% 6/1/38	947,197	949,671
Freddie Mac S.F. 20 yr 5.50% 6/1/43	988,169	1,001,030
4

	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities (continued)
5.00% 6/1/53	1,647,485	$1,630,348
Total Agency Mortgage-Backed Securities (cost $9,484,879)		9,610,807

Corporate Bonds — 41.02%
Banking — 4.82%
Access Bank 144A 6.125% 9/21/26 #	600,000	553,442
Banco Mercantil del Norte 144A 8.375% 10/14/30 #, µ, ψ	500,000	494,219
Banco Santander Mexico 144A 7.525% 10/1/28 #, µ	350,000	364,739
Bank of New York Mellon 4.70% 9/20/25 µ, ψ	47,000	46,306
BBVA Bancomer 144A 5.875% 9/13/34 #, µ	600,000	558,931
Citizens Bank 6.064% 10/24/25 µ	285,000	284,197
Deutsche Bank
3.729% 1/14/32 µ	200,000	168,038
6.72% 1/18/29 µ	150,000	156,250
6.819% 11/20/29 µ	150,000	157,686
7.146% 7/13/27 µ	300,000	310,834
Huntington National Bank 4.552% 5/17/28 µ	1,870,000	1,821,213
ICICI Bank 144A 4.00% 3/18/26 #	1,200,000	1,171,878
KeyBank 4.15% 8/8/25	1,855,000	1,814,706
KeyCorp 4.789% 6/1/33 µ	68,000	62,486
NBK SPC 144A 1.625% 9/15/27 #, µ	715,000	650,677
NBK Tier 1 144A 3.625% 8/24/26 #, µ, ψ	206,000	187,016
NBK Tier 1 Financing 2 144A 4.50% 8/27/25 #, µ, ψ	300,000	288,003
Popular 7.25% 3/13/28	255,000	264,643
SVB Financial Group
4.00% 5/15/26 ‡, ψ	385,000	8,422
4.57% 4/29/33 ‡	227,000	152,411
Truist Financial 4.95% 9/1/25 µ, ψ	165,000	161,094
Yapi ve Kredi Bankasi 144A 9.25% 1/17/34 #, µ	530,000	533,313
		10,210,504
Basic Industry — 2.15%
AngloGold Ashanti Holdings
3.75% 10/1/30	350,000	306,984
6.50% 4/15/40	120,000	119,357
CSN Resources 144A 8.875% 12/5/30 #	1,070,000	1,098,398
First Quantum Minerals 144A 6.875% 10/15/27 #	1,505,000	1,364,275
NOVA Chemicals 144A 8.50% 11/15/28 #	250,000	261,932
Sasol Financing USA 144A 8.75% 5/3/29 #	1,375,000	1,400,624
		4,551,570
5

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Brokerage — 1.17%
Jefferies Financial Group 6.50% 1/20/43		245,000	$260,911
NFP
144A 6.875% 8/15/28 #		1,957,000	1,969,603
144A 7.50% 10/1/30 #		235,000	247,004
			2,477,518
Capital Goods — 3.73%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28	EUR	800,000	751,644
Canpack 144A 3.875% 11/15/29 #		170,000	150,003
Cemex 144A 9.125% 3/14/28 #, µ, ψ		940,000	1,002,013
CP Atlas Buyer 144A 7.00% 12/1/28 #		1,255,000	1,119,749
GFL Environmental 144A 5.125% 12/15/26 #		76,000	74,275
Mauser Packaging Solutions Holding 144A 7.875% 8/15/26 #		460,000	465,176
SAN Miguel Industrias 144A 3.50% 8/2/28 #		1,755,000	1,519,365
Standard Industries
144A 3.375% 1/15/31 #		159,000	135,347
144A 4.375% 7/15/30 #		1,705,000	1,550,949
144A 4.75% 1/15/28 #		38,000	36,380
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #		1,045,000	1,048,981
Wesco Aircraft Holdings 144A 8.50% 11/15/24 #, ‡		710,000	63,900
			7,917,782
Communications — 6.91%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		881,000	829,145
Altice France 144A 5.50% 10/15/29 #		865,000	638,374
CCO Holdings
144A 4.25% 2/1/31 #		41,000	34,694
144A 4.50% 8/15/30 #		530,000	461,286
Cellnex Finance 144A 3.875% 7/7/41 #		400,000	312,079
CMG Media 144A 8.875% 12/15/27 #		415,000	324,243
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	168,817
144A 6.50% 10/1/28 #		1,667,000	1,437,787
CSC Holdings
144A 5.375% 2/1/28 #		1,838,000	1,581,195
144A 5.75% 1/15/30 #		248,000	131,529
Cumulus Media New Holdings 144A 6.75% 7/1/26 #		500,000	321,372
Digicel PIK 12.00% 5/25/27		1,132,380	1,072,930
Directv Financing 144A 5.875% 8/15/27 #		920,000	875,316
6

	Principal amount°		Value (US $)
Corporate Bonds (continued)
Communications (continued)
Discovery Communications 4.00% 9/15/55		10,000	$7,049
DISH DBS 144A 5.75% 12/1/28 #		780,000	526,188
Frontier Communications Holdings
144A 5.00% 5/1/28 #		203,000	187,471
144A 5.875% 10/15/27 #		836,000	804,630
5.875% 11/1/29		338,226	286,909
144A 6.00% 1/15/30 #		216,000	183,346
144A 6.75% 5/1/29 #		219,000	194,339
Gray Television 144A 5.375% 11/15/31 #		1,870,000	1,465,299
Matterhorn Telecom 3.125% 9/15/26	EUR	69,000	72,448
Prosus 144A 4.193% 1/19/32 #		1,335,000	1,152,006
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #		700,000	583,447
Time Warner Cable 7.30% 7/1/38		350,000	367,262
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	350,131
Warnermedia Holdings 5.141% 3/15/52		330,000	283,854
			14,653,146
Consumer Cyclical — 5.03%
Alsea 144A 7.75% 12/14/26 #		1,560,000	1,579,137
Arches Buyer 144A 6.125% 12/1/28 #		463,000	400,363
Bath & Body Works 6.875% 11/1/35		1,220,000	1,217,990
Caesars Entertainment 144A 6.50% 2/15/32 #		170,000	171,991
Carnival
144A 6.00% 5/1/29 #		805,000	780,304
144A 7.625% 3/1/26 #		2,036,000	2,069,399
Ford Motor Credit
5.80% 3/5/27		225,000	226,504
6.95% 6/10/26		540,000	554,301
LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #		478,000	461,223
PetSmart 144A 7.75% 2/15/29 #		840,000	812,652
Royal Caribbean Cruises 144A 5.50% 4/1/28 #		445,000	439,615
Sands China 5.375% 8/8/25		600,000	594,117
Staples 144A 7.50% 4/15/26 #		1,230,000	1,152,598
VICI Properties
4.95% 2/15/30		125,000	121,274
5.125% 5/15/32		95,000	90,866
			10,672,334
Consumer Non-Cyclical — 3.46%
Bausch Health
144A 5.50% 11/1/25 #		120,000	110,400
144A 11.00% 9/30/28 #		173,000	118,124
7

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Central American Bottling 144A 5.25% 4/27/29 #	585,000	$547,232
DaVita
144A 3.75% 2/15/31 #	250,000	206,316
144A 4.625% 6/1/30 #	335,000	296,660
Heartland Dental 144A 8.50% 5/1/26 #	239,000	236,861
InRetail Consumer 144A 3.25% 3/22/28 #	1,740,000	1,553,796
JBS USA LUX 3.625% 1/15/32	400,000	340,763
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	743,000	629,162
Medline Borrower
144A 3.875% 4/1/29 #	579,000	524,735
144A 5.25% 10/1/29 #	266,000	248,258
MHP Lux 144A 6.95% 4/3/26 #	500,000	407,330
Minerva Luxembourg 144A 8.875% 9/13/33 #	560,000	587,766
Pilgrim’s Pride 4.25% 4/15/31	433,000	390,198
Tenet Healthcare
6.125% 10/1/28	145,000	144,589
6.875% 11/15/31	370,000	379,970
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29	200,000	192,962
6.75% 3/1/28	400,000	410,360
		7,325,482
Electric — 1.50%
Calpine
144A 5.00% 2/1/31 #	145,000	131,677
144A 5.125% 3/15/28 #	279,000	266,479
Continuum Energy Aura 144A 9.50% 2/24/27 #	555,000	576,503
Duke Energy 4.875% 9/16/24 µ, ψ	80,000	79,301
Minejesa Capital 5.625% 8/10/37	200,000	173,649
NRG Energy 144A 4.45% 6/15/29 #	285,000	270,416
Pacific Gas & Electric 3.30% 8/1/40	367,000	272,193
TerraForm Power Operating 144A 5.00% 1/31/28 #	115,000	110,938
Vistra 144A 7.00% 12/15/26 #, µ, ψ	1,295,000	1,257,691
Vistra Operations 144A 4.30% 7/15/29 #	52,000	49,182
		3,188,029
Energy — 6.98%
3R LUX 144A 9.75% 2/5/31 #	530,000	529,073
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	96,000	90,504
144A 7.00% 11/1/26 #	236,000	236,042
8

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Callon Petroleum
144A 7.50% 6/15/30 #	1,605,000	$1,691,824
144A 8.00% 8/1/28 #	75,000	77,625
CNX Midstream Partners 144A 4.75% 4/15/30 #	325,000	283,460
CNX Resources 144A 6.00% 1/15/29 #	85,000	82,205
Cosan Luxembourg 144A 7.25% 6/27/31 #	1,065,000	1,075,650
Energean Israel Finance 144A 8.50% 9/30/33 #	570,000	536,571
Energy Transfer
144A 5.625% 5/1/27 #	210,000	209,762
144A 6.00% 2/1/29 #	261,000	262,486
6.50% 11/15/26 µ, ψ	752,000	728,521
EQM Midstream Partners 144A 4.75% 1/15/31 #	1,430,000	1,334,183
Ferrellgas 144A 5.375% 4/1/26 #	187,000	184,394
Genesis Energy
7.75% 2/1/28	850,000	852,869
8.00% 1/15/27	490,000	496,097
8.25% 1/15/29	370,000	380,673
Geopark 144A 5.50% 1/17/27 #	1,220,000	1,088,671
Medco Maple Tree 144A 8.96% 4/27/29 #	540,000	554,513
Murphy Oil 6.375% 7/15/28	1,262,000	1,264,795
Nabors Industries 144A 9.125% 1/31/30 #	780,000	794,321
NuStar Logistics 6.375% 10/1/30	1,225,000	1,232,013
PDC Energy 5.75% 5/15/26	445,000	444,321
Vital Energy 10.125% 1/15/28	351,000	367,863
		14,798,436
Finance Companies — 0.84%
AerCap Ireland Capital DAC
2.45% 10/29/26	150,000	139,192
3.30% 1/30/32	150,000	128,621
3.40% 10/29/33	150,000	126,793
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	1,335,000	1,268,602
Logan Group 5.75% 1/14/25 ‡	200,000	21,486
RKPF Overseas 2020 A 5.125% 7/26/26	300,000	86,250
		1,770,944
Insurance — 0.53%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >	850,984	860,425
Brighthouse Financial 4.70% 6/22/47	112,000	91,764
MetLife 3.85% 9/15/25 µ, ψ	185,000	177,429
		1,129,618
9

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Local Authorities — 0.09%
Grupo Energia Bogota 144A 4.875% 5/15/30 #	200,000	$189,010
		189,010
Real Estate Investment Trusts — 0.22%
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #	605,000	461,770
		461,770
Technology — 2.26%
Broadcom 144A 3.469% 4/15/34 #	320,000	278,122
CDW 3.276% 12/1/28	95,000	86,912
CommScope Technologies 144A 6.00% 6/15/25 #	250,000	198,970
Entegris 144A 4.75% 4/15/29 #	305,000	291,804
Iron Mountain
144A 5.25% 7/15/30 #	419,000	395,559
144A 5.625% 7/15/32 #	600,000	564,144
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	1,295,000	1,169,323
NCR Voyix
144A 5.00% 10/1/28 #	419,000	395,380
144A 5.125% 4/15/29 #	1,245,000	1,165,982
144A 5.25% 10/1/30 #	271,000	249,603
		4,795,799
Transportation — 1.07%
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #	533,335	511,409
Burlington Northern Santa Fe 2.875% 6/15/52	180,000	123,308
Grupo Aeromexico 144A 8.50% 3/17/27 #	560,000	537,115
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #	1,070,000	1,096,739
		2,268,571
Utilities — 0.26%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	603,000	560,558
		560,558
Total Corporate Bonds (cost $90,259,965)		86,971,071

Government Agency Obligations — 2.74%
Comision Federal de Electricidad 144A 3.875% 7/26/33 #	750,000	608,133
Ecopetrol
6.875% 4/29/30	644,000	630,062
8.375% 1/19/36	425,000	430,684
10

	Principal amount°	Value (US $)
Government Agency Obligations (continued)
Georgian Railway 4.00% 6/17/28	865,000	$793,425
Oryx Funding 144A 5.80% 2/3/31 #	485,000	482,587
Perusahaan Perseroan Persero Perusahaan Listrik Negara 144A 5.45% 5/21/28 #	700,000	706,552
Petrobras Global Finance 6.50% 7/3/33	535,000	531,727
Petroleos Mexicanos
5.95% 1/28/31	1,135,000	896,502
6.70% 2/16/32	237,000	193,654
YPF 144A 9.50% 1/17/31 #	530,000	529,754
Total Government Agency Obligations (cost $6,116,127)		5,803,080

Municipal Bonds — 1.18%
Commonwealth of Puerto Rico (Restructured)
Series A 7.201% 7/1/24^	21,392	21,027
Series A-1 4.00% 7/1/35	95,758	91,599
Series A-1 4.00% 7/1/37	22,930	21,563
GDB Debt Recovery Authority of Puerto Rico Revenue 7.50% 8/20/40	2,507,097	2,356,671
Total Municipal Bonds (cost $2,445,885)		2,490,860

Non-Agency Asset-Backed Securities — 8.18%
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.615% 11/25/36 ϕ	50,924	50,204
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,000,000	3,624,559
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	750,000	666,538
Domino’s Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	486,250	435,563
Frontier Issuer Series 2023-1 A2 144A 6.60% 8/20/53 #	5,000,000	5,034,860
Hardee’s Funding Series 2020-1A A2 144A 3.981% 12/20/50 #	2,134,000	1,902,107
Retained Vantage Data Centers Issuer Series 2023-1A A2A 144A 5.00% 9/15/48 #	4,000,000	3,804,024
Taco Bell Funding Series 2018-1A A2II 144A 4.94% 11/25/48 #	952,500	934,571
11

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Wendy’s Funding Series 2018-1A A2II 144A 3.884% 3/15/48 #	939,970	$889,570
Total Non-Agency Asset-Backed Securities (cost $17,094,215)		17,341,996

Non-Agency Collateralized Mortgage Obligations — 9.15%
Connecticut Avenue Securities Trust
Series 2022-R01 1M2 144A 7.245% (SOFR + 1.90%) 12/25/41 #, •	3,000,000	3,027,123
Series 2022-R02 2M2 144A 8.345% (SOFR + 3.00%) 1/25/42 #, •	3,000,000	3,075,000
Series 2023-R07 2M2 144A 8.594% (SOFR + 3.25%) 9/25/43 #, •	5,000,000	5,257,037
Series 2023-R08 1M2 144A 7.845% (SOFR + 2.50%) 10/25/43 #, •	2,500,000	2,583,695
JPMorgan Mortgage Trust Series 2021-13 B1 144A 3.141% 4/25/52 #, •	571,036	460,503
Sequoia Mortgage Trust
Series 2014-1 B3 144A 4.392% 4/25/44 #, •	675,449	620,399
Series 2017-5 B2 144A 3.779% 8/25/47 #, •	1,597,594	1,445,786
Series 2017-6 B2 144A 3.721% 9/25/47 #, •	1,613,201	1,479,079
Series 2017-7 B2 144A 3.725% 10/25/47 #, •	1,620,154	1,452,919
Total Non-Agency Collateralized Mortgage Obligations (cost $19,802,303)		19,401,541

Non-Agency Commercial Mortgage-Backed Securities — 3.58%
BANK
Series 2020-BN28 B 2.344% 3/15/63	160,000	129,141
Series 2022-BNK39 B 3.348% 2/15/55 •	1,200,000	956,340
Series 2022-BNK40 B 3.507% 3/15/64 •	410,000	337,776
Benchmark Mortgage Trust
Series 2020-B20 B 2.527% 10/15/53	1,140,000	874,857
Series 2020-B21 C 3.457% 12/17/53 •	1,000,000	716,571
Series 2020-B22 A5 1.973% 1/15/54	1,500,000	1,226,900
Cantor Commercial Real Estate Lending Series 2019-CF1 B 4.178% 5/15/52 •	500,000	433,816
DBJPM Mortgage Trust Series 2020-C9 B 2.567% 8/15/53	737,000	587,349
GS Mortgage Securities Trust
Series 2017-GS6 B 3.869% 5/10/50	500,000	431,309
Series 2018-GS9 B 4.321% 3/10/51 •	280,000	262,536
Series 2020-GC47 B 3.569% 5/12/53 •	1,840,000	1,523,164
12

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-LC11 B 3.499% 4/15/46	130,000	$112,524
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,896,565)		7,592,283

Loan Agreements — 2.07%
Applied Systems 2nd Lien 12.098% (SOFR01M + 6.75%) 9/17/27 •	451,630	454,264
AssuredPartners 8.947% (SOFR01M + 3.61%) 2/12/27 •	444,828	444,098
Commscope 8.697% (SOFR01M + 3.36%) 4/6/26 •	1,029,904	902,453
Connect US Finco 8.833% (SOFR01M + 3.50%) 12/11/26 •	274,312	274,287
Foresight Energy Operating Tranche A 13.448% (SOFR03M + 8.10%) 6/30/27 •	284,416	275,172
Frontier Communications Tranche B 9.197% (SOFR01M + 3.86%) 10/8/27 •	680,750	674,297
Hamilton Projects Acquiror 9.947% (SOFR01M + 4.61%) 6/17/27 •	601,180	602,543
MLN US HoldCo 1st Lien 12.11% (SOFR03M + 6.80%) 10/18/27 •	1,413,880	282,776
MLN US HoldCo Tranche B 14.66% (SOFR03M + 9.25%) 10/18/27 •	427,200	58,740
Ultimate Software Group 1st Lien 9.163% (SOFR03M + 3.75%) 5/4/26 •	416,689	417,080
Total Loan Agreements (cost $5,617,455)		4,385,710

Sovereign Bonds — 4.22%Δ
Brazil — 0.32%
Brazilian Government International Bonds
3.75% 9/12/31	300,000	263,961
4.75% 1/14/50	550,000	406,415
		670,376
Colombia — 0.08%
Colombia Government International Bond 3.125% 4/15/31	200,000	160,537
		160,537
13

Schedule of investments

Delaware Strategic Income Fund

	Principal amount°		Value (US $)
Sovereign BondsΔ (continued)
Dominican Republic — 0.26%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #		414,000	$378,138
144A 4.875% 9/23/32 #		200,000	179,014
			557,152
Indonesia — 0.40%
Indonesia Government International Bond 3.85% 10/15/30		900,000	850,828
			850,828
Ivory Coast — 0.33%
Ivory Coast Government International Bond 144A 6.125% 6/15/33 #		784,000	707,740
			707,740
Japan — 0.21%
Japan Government Thirty Year Bond 0.40% 3/20/50	JPY	89,550,000	439,961
			439,961
Mexico — 0.54%
Mexico Government International Bonds
3.25% 4/16/30		654,000	589,621
3.50% 2/12/34		670,000	562,464
			1,152,085
Peru — 0.66%
Corp Financiera de Desarrollo
144A 2.40% 9/28/27 #		500,000	449,188
5.25% 7/15/29 µ		200,000	198,179
Peruvian Government International Bond 2.783% 1/23/31		850,000	739,816
			1,387,183
Serbia — 0.15%
Serbia International Bond 144A 2.125% 12/1/30 #		400,000	319,725
			319,725
United Kingdom — 1.27%
United Kingdom Gilt 4.50% 6/7/28	GBP	2,065,000	2,696,649
			2,696,649
Total Sovereign Bonds (cost $9,619,988)			8,942,236
14

	Principal amount°	Value (US $)
US Treasury Obligations — 8.53%
US Treasury Bonds
3.875% 2/15/43	1,770,000	$1,666,842
3.875% 5/15/43	1,940,000	1,825,874
4.125% 8/15/53	2,515,000	2,473,739
US Treasury Notes
3.75% 12/31/28	525,000	522,067
4.00% 1/31/29	460,000	462,803
4.50% 11/15/33	10,665,000	11,138,259
Total US Treasury Obligations (cost $17,713,477)		18,089,584

	Number of shares
Common Stocks — 1.12%
Basic Industry — 0.42%
Foresight Energy =, †	42,271	893,177
		893,177
Consumer Discretionary — 0.20%
Studio City International Holdings †	19,076	127,618
Studio City International Holdings ADR †	37,174	248,694
True Religion Apparel =, †	2	52,651
		428,963
Energy — 0.00%
Westmoreland Coal =, †	145	255
		255
Financial Services — 0.19%
New Cotai =, †	414,307	407,775
		407,775
Transportation — 0.31%
Grupo Aeromexico =, †	49,917	652,548
		652,548
Total Common Stocks (cost $6,057,629)		2,382,718

Preferred Stock — 0.01%
True Religion Apparel 6.25% =, ω	2	11,435
Total Preferred Stock (cost $37,635)		11,435
15

Schedule of investments

Delaware Strategic Income Fund

	Number of shares	Value (US $)
Warrants — 0.01%
California Resources 36.00% †	1,368	$18,646
Total Warrants (cost $119,109)		18,646

Short-Term Investments — 1.83%
Money Market Mutual Funds — 1.83%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.22%)	972,484	972,484
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.22%)	972,483	972,483
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.33%)	972,483	972,483
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.21%)	972,483	972,483
Total Short-Term Investments (cost $3,889,933)		3,889,933
Total Value of Securities—98.79% (cost $218,512,424)		$209,461,563
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of Rule 144A securities was $129,624,291, which represents 61.14% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
‡	Non-income producing security. Security is currently in default.
16

>	PIK. 100% of the income received was in the form of cash.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
ϕ	Step coupon bond. Stated rate in effect at January 31, 2024 through maturity date.
Δ	Securities have been classified by country of risk.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following forward foreign currency exchange contracts and futures contracts were outstanding at January 31, 2024:1

Forward Foreign Currency Exchange Contracts

Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	GBP	(2,100,000)	USD	2,609,884	2/16/24	$—	$(51,788)
TD	EUR	(1,065,248)	USD	1,161,598	2/16/24	9,600	—
TD	JPY	(66,900,000)	USD	449,451	2/16/24	—	(6,257)
Total Forward Foreign Currency Exchange Contracts						$9,600	$(58,045)

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(2)	Euro-Bobl	$(256,191)	$(254,306)	3/7/24	$—	$(1,885)	$(1,490)
419	US Treasury 5 yr Notes	45,415,674	44,444,034	3/28/24	971,640	—	212,777
55	US Treasury 10 yr Notes	6,178,047	6,035,716	3/19/24	142,331	—	38,672
17

Schedule of investments

Delaware Strategic Income Fund

Futures Contracts
Exchange-Traded

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
50	US Treasury 10 yr Ultra Notes	$5,843,750	$5,613,783	3/19/24	$229,967	$—	$42,187
Total Futures Contracts			$55,839,227		$1,343,938	$(1,885)	$292,146

The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

DAC – Designated Activity Company

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GS – Goldman Sachs

JPMCB – JPMorgan Chase Bank

PIK – Payment-in-kind

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

SOFR – Secured Overnight Financing Rate

SOFR01M – Secured Overnight Financing Rate 1 Month

SOFR03M – Secured Overnight Financing Rate 3 Month

TD – TD Bank

yr – Year

Summary of currencies:

EUR – European Monetary Unit

GBP – British Pound Sterling

18

Summary of currencies: (continued)

JPY – Japanese Yen

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

19

Statement of assets and liabilities
Delaware Strategic Income Fund	January 31, 2024 (Unaudited)
Assets:
Investments, at value*	$209,461,563
Foreign currencies, at valueΔ	345,843
Cash	655,379
Cash collateral due from broker	942,341
Dividends and interest receivable	2,010,593
Receivable for fund shares sold	502,641
Receivable for securities sold	459,301
Variation margin due from broker on futures contracts	292,146
Prepaid expenses	25,364
Unrealized appreciation on forward foreign currency exchange contracts	9,600
Foreign tax reclaims receivable	1,213
Other assets	806
Total Assets	214,706,790
Liabilities:
Payable for securities purchased	2,034,495
Payable for fund shares redeemed	393,293
Other accrued expenses	84,997
Investment management fees payable to affiliates	59,935
Unrealized depreciation on forward foreign currency exchange contracts	58,045
Distribution fees payable to affiliates	26,715
Administration expenses payable to affiliates	21,202
Distribution payable	7,488
Total Liabilities	2,686,170
Total Net Assets	$212,020,620

Net Assets Consist of:
Paid-in capital	$242,011,960
Total distributable earnings (loss)	(29,991,340)
Total Net Assets	$212,020,620
20

Net Asset Value

Class A:
Net assets	$114,979,752
Shares of beneficial interest outstanding, unlimited authorization, no par	15,334,702
Net asset value per share	$7.50
Sales charge	4.50%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$7.85

Class C:
Net assets	$2,782,183
Shares of beneficial interest outstanding, unlimited authorization, no par	371,140
Net asset value per share	$7.50

Class R:
Net assets	$266,786
Shares of beneficial interest outstanding, unlimited authorization, no par	35,500
Net asset value per share	$7.52

Institutional Class:
Net assets	$93,991,899
Shares of beneficial interest outstanding, unlimited authorization, no par	12,524,097
Net asset value per share	$7.50

*Investments, at cost	$218,512,424
ΔForeign currencies, at cost	346,896

See accompanying notes, which are an integral part of the financial statements.

21

Statement of operations
Delaware Strategic Income Fund	Six months ended January 31, 2024 (Unaudited)
Investment Income:
Interest	$5,941,005
Dividends	70,806
6,011,811

Expenses:
Management fees	504,278
Distribution expenses — Class A	126,983
Distribution expenses — Class C	11,668
Distribution expenses — Class R	598
Dividend disbursing and transfer agent fees and expenses	75,792
Accounting and administration expenses	42,268
Registration fees	35,477
Legal fees	29,523
Audit and tax fees	27,398
Reports and statements to shareholders expenses	13,244
Custodian fees	3,805
Trustees’ fees and expenses	2,676
Other	27,860
901,570
Less expenses waived	(220,910)
Less expenses paid indirectly	(166)
Total operating expenses	680,494
Net Investment Income (Loss)	5,331,317
22

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$(5,458,889)
Foreign currencies	(21,083)
Forward foreign currency exchange contracts	5,277
Futures contracts	(474,005)
Net realized gain (loss)	(5,948,700)

Net change in unrealized appreciation (depreciation) on:
Investments	10,998,456
Foreign currencies	(2,346)
Forward foreign currency exchange contracts	(47,692)
Futures contracts	1,547,647
Net change in unrealized appreciation (depreciation)	12,496,065
Net Realized and Unrealized Gain (Loss)	6,547,365
Net Increase (Decrease) in Net Assets Resulting from Operations	$11,878,682

See accompanying notes, which are an integral part of the financial statements.

23

Statements of changes in net assets

Delaware Strategic Income Fund

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$5,331,317	$4,679,020
Net realized gain (loss)	(5,948,700)	(4,787,323)
Net change in unrealized appreciation (depreciation)	12,496,065	4,149,419
Net increase (decrease) in net assets resulting from operations	11,878,682	4,041,116

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(2,700,208)	(3,565,873)
Class C	(53,790)	(38,935)
Class R	(6,026)	(7,287)
Institutional Class	(2,222,780)	(1,089,875)
	(4,982,804)	(4,701,970)

Capital Share Transactions (See Note 4):
Proceeds from shares sold:
Class A	8,722,737	5,531,741
Class C	458,051	201,893
Class R	259,827	40,545
Institutional Class	24,002,215	42,692,222

Net assets from reorganization:[1]
Class A	44,121,634	—
Class C	1,927,928	—
Institutional Class	75,833,666	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	2,653,583	3,464,773
Class C	53,764	38,911
Class R	5,710	7,284
Institutional Class	2,222,299	1,089,171
	160,261,414	53,066,540
24

	Six months ended 1/31/24 (Unaudited)	Year ended 7/31/23
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,382,469)	$(16,051,864)
Class C	(581,618)	(520,915)
Class R	(180,589)	(20,141)
Institutional Class	(37,670,235)	(32,791,372)
	(53,814,911)	(49,384,292)
Increase in net assets derived from capital share transactions	106,446,503	3,682,248
Net Increase in Net Assets	113,342,381	3,021,394

Net Assets:
Beginning of period	98,678,239	95,656,845
End of period	$212,020,620	$98,678,239
[1]	See Note 5 in “Notes to financial statements.”

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights

Delaware Strategic Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

26

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.31	$7.38	$8.57	$8.24	$8.07	$8.01

0.21	0.35	0.29	0.30	0.29	0.32
0.17	(0.07)	(1.17)	0.35	0.20	0.08
0.38	0.28	(0.88)	0.65	0.49	0.40

(0.19)	(0.35)	(0.31)	(0.32)	(0.32)	(0.27)
—	—	—	— [3]	— [3]	(0.07)
(0.19)	(0.35)	(0.31)	(0.32)	(0.32)	(0.34)

$7.50	$7.31	$7.38	$8.57	$8.24	$8.07

5.34%	4.00%	(10.45%)	8.02%	6.27%	5.20%

$114,980	$71,422	$79,273	$31,690	$29,793	$31,032
0.84%	0.84%	0.90%[6]	0.84%	0.84%	0.84%
1.08%	1.20%	1.24%	1.53%	1.52%	1.50%
5.72%	4.85%	3.62%	3.54%	3.66%	4.09%
5.48%	4.49%	3.28%	2.85%	2.98%	3.43%
37%	99%	65%	89%	130%	106%
27

Financial highlights

Delaware Strategic Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

28

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.30	$7.38	$8.58	$8.25	$8.08	$8.02

0.18	0.30	0.23	0.24	0.23	0.26
0.18	(0.08)	(1.18)	0.35	0.20	0.08
0.36	0.22	(0.95)	0.59	0.43	0.34

(0.16)	(0.30)	(0.25)	(0.26)	(0.26)	(0.21)
—	—	—	— [3]	— [3]	(0.07)
(0.16)	(0.30)	(0.25)	(0.26)	(0.26)	(0.28)

$7.50	$7.30	$7.38	$8.58	$8.25	$8.08

5.09%	3.08%	(11.22%)	7.21%	5.47%	4.42%

$2,782	$819	$1,110	$1,451	$1,846	$2,793
1.59%	1.59%	1.65%[6]	1.59%	1.59%	1.59%
1.83%	1.95%	1.99%	2.28%	2.27%	2.25%
4.97%	4.10%	2.87%	2.79%	2.91%	3.34%
4.73%	3.74%	2.53%	2.10%	2.23%	2.68%
37%	99%	65%	89%	130%	106%
29

Financial highlights

Delaware Strategic Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager and/or distributor (as applicable). Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

30

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.32	$7.39	$8.60	$8.27	$8.10	$8.03

0.20	0.33	0.27	0.28	0.27	0.30
0.18	(0.06)	(1.19)	0.35	0.20	0.09
0.38	0.27	(0.92)	0.63	0.47	0.39

(0.18)	(0.34)	(0.29)	(0.30)	(0.30)	(0.25)
—	—	—	— [3]	— [3]	(0.07)
(0.18)	(0.34)	(0.29)	(0.30)	(0.30)	(0.32)

$7.52	$7.32	$7.39	$8.60	$8.27	$8.10

5.34%	3.74%	(10.86%)	7.74%	5.99%	5.07%

$267	$174	$148	$171	$431	$738
1.09%	1.09%	1.15%[6]	1.09%	1.09%	1.09%
1.33%	1.45%	1.49%	1.78%	1.77%	1.75%
5.47%	4.60%	3.37%	3.29%	3.41%	3.84%
5.23%	4.24%	3.03%	2.60%	2.73%	3.18%
37%	99%	65%	89%	130%	106%
31

Financial highlights

Delaware Strategic Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[5]
Ratio of expenses to average net assets prior to fees waived[5]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during the period reflects waivers by the manager. Performance would have been lower had the waivers not been in effect.
[5]	Expense ratios do not include expenses of any investment companies in which the Fund invests.
[6]	Net expense ratio includes extraordinary expenses.

See accompanying notes, which are an integral part of the financial statements.

32

Six months ended 1/31/24[1]	Year ended
(Unaudited)	7/31/23	7/31/22	7/31/21	7/31/20	7/31/19
$7.31	$7.38	$8.58	$8.25	$8.08	$8.02

0.22	0.37	0.31	0.32	0.31	0.34
0.17	(0.07)	(1.18)	0.35	0.20	0.08
0.39	0.30	(0.87)	0.67	0.51	0.42

(0.20)	(0.37)	(0.33)	(0.34)	(0.34)	(0.29)
—	—	—	— [3]	— [3]	(0.07)
(0.20)	(0.37)	(0.33)	(0.34)	(0.34)	(0.36)

$7.50	$7.31	$7.38	$8.58	$8.25	$8.08

5.47%	4.26%	(10.33%)	8.29%	6.53%	5.47%

$93,992	$26,263	$15,126	$16,258	$9,845	$16,457
0.59%	0.59%	0.65%[6]	0.59%	0.59%	0.59%
0.83%	0.95%	0.99%	1.28%	1.27%	1.25%
5.97%	5.10%	3.87%	3.79%	3.91%	4.34%
5.73%	4.74%	3.53%	3.10%	3.23%	3.68%
37%	99%	65%	89%	130%	106%
33

Notes to financial statements
Delaware Strategic Income Fund	January 31, 2024 (Unaudited)

Delaware Group® Government Fund (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Emerging Markets Debt Corporate Fund and Delaware Strategic Income Fund. These financial statements and the related notes pertain to Delaware Strategic Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. Class C shares have no upfront sales charge, but are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and the ask prices, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Fixed income securities are generally priced based upon valuations provided by an independent pricing service or broker in accordance with methodologies included within Delaware Management Company (DMC)’s Pricing Policy (the Policy). Fixed income security valuations are then reviewed by DMC as part of its duties as the Fund’s valuation designee and, to the extent required by the Policy and applicable regulation, fair valued consistent with the Policy. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial

34

mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Forward foreign currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by DMC. Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00pm ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended January 31, 2024, and for all open tax years (years ended July 31, 2020–July 31, 2023), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended January 31, 2024, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

35

Notes to financial statements

Delaware Strategic Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of realized gains (losses), attributable to changes in foreign exchange rates, is included on the “Statement of operations” under “Net realized gain (loss) on foreign currencies.” The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Derivative Financial Instruments — The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund intends to use either derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk.

Segregation and Collateralization — In certain cases, based on requirements and agreements with certain exchanges and third-party broker-dealers, the Fund may deliver or receive collateral in connection with certain investments (e.g., futures contracts, forward foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps). Certain countries require that cash reserves be held while investing in companies incorporated in that country. Cash collateral that has been pledged/received to cover obligations of the Fund under derivative contracts, if any, will be reported separately on the “Statement of assets and liabilities” as cash collateral due to/from broker. Securities collateral pledged for the same purpose, if any, is noted on the “Schedule of investments.”

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

36

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and capital gain distributions from any investment companies (Underlying Funds) in which the Fund invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust, and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations), in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from August 1, 2023 through November 29, 2024. These waivers and reimbursements may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

37

Notes to financial statements

Delaware Strategic Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

After consideration of class specific expenses, including 12b-1 fees, the class level operating expense limitation as a percentage of average daily net assets from August 1, 2023 through November 29, 2024 is as follows:

Operating expense limitation as a percentage of average daily net assets
Class A	Class C	Class R	Institutional Class
0.84%	1.59%	1.09%	0.59%

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). DMC may also permit these Affiliated Sub-Advisors to execute Fund security trades on its behalf and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, effective October 1, 2023, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.0050% of the first $60 billion; 0.00475% of the next $30 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Prior to October 1, 2023, DIFSC’s annual rates were: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion. Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended January 31, 2024, the Fund paid $5,558 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended January 31, 2024, the Fund paid $6,093 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon

38

Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The fees are calculated daily and paid monthly. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares that went into effect on June 1, 1992. The Fund’s Class A shares are subject to a blended 12b-1 fee of 0.10% on all shares acquired prior to June 1, 1992, and 0.25% on all shares acquired on or after June 1, 1992. All Class A shareholders currently bear 12b-1 fees at the same rate, blended rate, currently 0.25% of the average daily net assets, based on the formula described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. Institutional Class shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended January 31, 2024, the Fund paid $2,886 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended January 31, 2024, DDLP earned $2,428 for commissions on sales of the Fund’s Class A shares. For the six months ended January 31, 2024, DDLP received gross CDSC commissions of $70 and $56 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs, in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

39

Notes to financial statements

Delaware Strategic Income Fund

3. Investments

For the six months ended January 31, 2024, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$39,745,803
Purchases of US government securities	25,704,358
Sales other than US government securities	32,690,294
Sales of US government securities	50,852,697

At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At January 31, 2024, the cost and unrealized appreciation (depreciation) of investments and derivatives for the Fund were as follows:

Cost of investments and derivatives	$218,308,942
Aggregate unrealized appreciation of investments and derivatives	$6,454,759
Aggregate unrealized depreciation of investments and derivatives	(14,008,530)
Net unrealized depreciation of investments and derivatives	$(7,553,771)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At July 31, 2023, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$4,056,404	$12,466,363	$16,522,767

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s

40

investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 -	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 -	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, forward foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 -	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$20,681,295	$—	$20,681,295
Agency Commercial Mortgage-Backed Securities	—	1,848,368	—	1,848,368
Agency Mortgage-Backed Securities	—	9,610,807	—	9,610,807
Common Stocks	376,312	—	2,006,406	2,382,718
Corporate Bonds	—	86,971,071	—	86,971,071
Government Agency Obligations	—	5,803,080	—	5,803,080
Loan Agreements	—	4,385,710	—	4,385,710
Municipal Bonds	—	2,490,860	—	2,490,860
Non-Agency Asset-Backed Securities	—	17,341,996	—	17,341,996
41

Notes to financial statements

Delaware Strategic Income Fund

3. Investments (continued)

	Level 1	Level 2	Level 3	Total
Non-Agency Collateralized Mortgage Obligations	$—	$19,401,541	$—	$19,401,541
Non-Agency Commercial Mortgage-Backed Securities	—	7,592,283	—	7,592,283
Preferred Stock	—	—	11,435	11,435
Sovereign Bonds	—	8,942,236	—	8,942,236
US Treasury Obligations	—	18,089,584	—	18,089,584
Warrants	18,646	—	—	18,646
Short-Term Investments	3,889,933	—	—	3,889,933
Total Value of Securities	$4,284,891	$203,158,831	$2,017,841	$209,461,563

Derivatives[1]
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,600	$—	$9,600
Futures Contracts	1,343,938	—	—	1,343,938
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(58,045)	$—	$(58,045)
Futures Contracts	(1,885)	—	—	(1,885)
[1]	Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended January 31, 2024, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

42

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended 1/31/24	Year ended 7/31/23
Shares sold:
Class A	1,196,253	763,231
Class C	63,943	28,368
Class R	35,969	5,587
Institutional Class	3,303,909	5,879,329

Shares from reorganization:[1]
Class A	6,119,505	—
Class C	267,396	—
Institutional Class	10,517,846	—

Shares issued upon reinvestment of dividends and distributions:
Class A	365,019	479,254
Class C	7,387	5,386
Class R	784	1,005
Institutional Class	305,366	150,235
	22,183,377	7,312,395

Shares redeemed:
Class A	(2,122,826)	(2,210,820)
Class C	(79,735)	(72,126)
Class R	(25,085)	(2,776)
Institutional Class	(5,196,473)	(4,486,193)
	(7,424,119)	(6,771,915)
Net increase	14,759,258	540,480
[1]	See Note 5.
43

Notes to financial statements

Delaware Strategic Income Fund

4. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the six months ended January 31, 2024 and the year ended July 31, 2023, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
	Class A Shares	Class C Shares	Class A Shares	Institutional Class Shares	Value
Six months ended
1/31/24	—	1,407	1,410	—	$9,903
Year ended
7/31/23	12,413	114	114	12,427	92,952

5. Reorganization

On February 15-16, 2023, the Board approved a proposal to reorganize Delaware Ivy Strategic Income Fund (the “Acquired Fund”), a series of Ivy Funds, with and into Delaware Strategic Income Fund (the “Acquiring Fund”), a series of the Trust (the “Reorganization”). On August 10, 2023, the Acquired Fund shareholders approved the Reorganization. Pursuant to an Agreement and Plan of Reorganization (the “Plan”): (i) all of the property, and assets of Acquired Fund were acquired by the Acquiring Fund and (ii) the Trust, on behalf of Acquiring Fund, assumed the liabilities of Acquired Fund, in exchange for shares of Acquiring Fund. In accordance with the Plan, the Acquired Fund liquidated and dissolved following the Reorganization. The Reorganization was accomplished by a tax-free exchange of shares on September 15, 2023. For financial reporting purposes, assets received and shares issued by Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The share transactions associated with September 15, 2023 Reorganization were as follows:

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Ivy Strategic Income Fund		Delaware Strategic Income Fund
Class A	$44,013,836	5,117,888	6,119,505	$69,878,327	1.1928
Class C	1,927,928	224,178	267,396	852,857	1.1928
Class R	—	—	—	305,631	—
Class R6*	661,822	76,867	—	—	—
Class I*	75,171,844	8,740,912	—	—	—
44

	Acquired Fund Net Assets	Acquired Fund Shares Outstanding	Shares Converted to Acquiring Fund	Acquiring Fund Net Assets	Conversion Ratio
	Delaware Ivy Strategic Income Fund		Delaware Strategic Income Fund
Institutional Class	—	—	10,517,846	29,633,152	1.1928
Class Y**	107,798	12,535	—	—	—
*	Class I and Class R6 shares of the Acquired Fund were converted into Institutional Class shares of the Acquiring Fund.
**	Class Y shares of the Acquired Fund were converted into Class A shares of the Acquiring Fund.

The net assets of the Acquired Fund before the Reorganization were $122,074,127. The acquired Fund net assets and shares outstanding presented on the table above do not include the shareholders that did not participate in the Reorganization. The net assets of the Acquiring Fund immediately following the Reorganization were $222,744,094.

Assuming the Reorganization had been completed on August 1, 2023, Acquiring Fund’s pro forma results of operations for the six months ended January 31, 2024, would have been as follows:

Net investment income	$12,502,100
Net realized loss on investments	(18,485,734)
Net change in unrealized appreciation (depreciation)	15,301,665
Net increase in net assets resulting from operations	$9,318,031

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practical to separate the amounts of revenue and earnings of Acquired Fund that have been included in Acquiring Fund’s “Statement of operations” since the Reorganization was consummated on September 15, 2023.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on October 30, 2023.

45

Notes to financial statements

Delaware Strategic Income Fund

6. Line of Credit (continued)

On October 30, 2023, the Fund, along with the other Participants, entered into an amendment to the Agreement for a $335,000,000 revolving line of credit to be used as described on the previous page. It operates in substantially the same manner as the original Agreement. Under the amendment to the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The line of credit available under the Agreement expires on October 28, 2024.

The Fund had no amounts outstanding as of January 31, 2024, or at any time during the period then ended.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

During the six months ended January 31, 2024, the Fund entered into forward foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to decrease exposure to foreign currencies.

46

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At January 31, 2024, the Fund posted $942,341 in cash as collateral for open futures contracts, which is presented as “Cash collateral due from broker” on the “Statement of assets and liabilities.”

During the six months ended January 31, 2024, the Fund entered into futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Fair values of derivative instruments as of January 31, 2024 were as follows:

	Asset Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized appreciation on forward foreign currency exchange contracts	$9,600	$—	$9,600
Variation margin due from broker on futures contracts*	—	1,343,938	1,343,938
Total	$9,600	$1,343,938	$1,353,538
47

Notes to financial statements

Delaware Strategic Income Fund

7. Derivatives (continued)

	Liability Derivatives Fair Value
Statement of Assets and Liabilities Location	Currency Contracts	Interest Rate Contracts	Total
Unrealized depreciation on forward foreign currency exchange contracts	$(58,045)	$—	$(58,045)
Variation margin due from broker on futures contracts*	—	(1,885)	(1,885)
Total	$(58,045)	$(1,885)	$(59,930)

*Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through January 31, 2024. Only current day variation margin is reported as “Variation margin due to broker on futures contracts” on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the six months ended January 31, 2024 was as follows:

	Net Realized Gain (Loss) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$5,277	$—	$5,277
Interest rate contracts	—	(474,005)	(474,005)
Total	$5,277	$(474,005)	$(468,728)
	Net Change in Unrealized Appreciation (Depreciation) on:
	Forward Foreign Currency Exchange Contracts	Futures Contracts	Total
Currency contracts	$(47,692)	$—	$(47,692)
Interest rate contracts	—	1,547,647	1,547,647
Total	$(47,692)	$1,547,647	$1,499,955
48

The table below summarizes the average daily balance of derivative holdings by the Fund during the six months ended January 31, 2024:

	Long Derivative Volume	Short Derivative Volume
Forward foreign currency exchange contracts (average notional value)	$9,805	$3,135,688
Futures contracts (average notional value)	44,850,585	252,184

8. Offsetting

The Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain over-the-counter derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statement of assets and liabilities.”

At January 31, 2024, the Fund had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Counterparty	Gross Value of Derivative Asset	Gross Value of Derivative Liability	Net Position
JPMorgan Chase Bank	$—	$(51,788)	$(51,788)
TD Bank	9,600	(6,257)	3,343
Total	$9,600	$(58,045)	$(48,445)
49

Notes to financial statements

Delaware Strategic Income Fund

8. Offsetting (continued)

Counterparty	Net Position	Fair Value of Non-Cash Collateral Received	Cash Collateral Received	Fair Value of Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(51,788)	$—	$—	$—	$—	$(51,788)
TD Bank	3,343	—	—	—	—	3,343
Total	$(48,445)	$—	$—	$—	$—	$(48,445)
(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of

50

deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At January 31, 2024, the Fund had no securities out on loan.

10. Credit and Market Risks

The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC and lower than Baa3 by

51

Notes to financial statements

Delaware Strategic Income Fund

10. Credit and Market Risks (continued)

Moody’s Investors Service, Inc., or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in mortgage-backed and asset-backed securities. Mortgage-backed and asset-backed securities, like other fixed income securities, are subject to credit risk and interest rate risk, and may also be subject to prepayment risk and extension risk. Mortgage-backed and asset-backed securities can be highly sensitive to interest rate changes. As a result, small movements in interest rates can substantially impact the value and liquidity of these securities. Prepayment risk is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value of the securities and may cause the Fund to reinvest the proceeds in lower yielding securities. Extension risk is the risk that principal on mortgage-backed or asset-backed securities will be repaid more slowly than expected, which may reduce the proceeds available for reinvestment in higher yielding securities and may cause the security to experience greater volatility due to the extended maturity of the security. When interest rates rise, the value of mortgage-backed and asset-backed securities can be expected to decline. When interest rates go down, however, the value of these securities may not increase as much as other fixed income securities due to borrowers refinancing their loans at lower interest rates or prepaying their loans. In addition, mortgage-backed and asset-backed securities may decline in value, become more volatile, face difficulties in valuation, or experience reduced liquidity due to changes in general economic conditions. During periods of economic downturn, for example, underlying borrowers may not make timely payments on their loans and the value of property that secures the loans may decline in value such that it is worth less than the amount of the associated loans. If the collateral securing a mortgage-backed or asset-backed security is insufficient to repay the loan, the Fund could sustain a loss. Such risks generally will be heightened where a mortgage-backed or asset-backed security includes “subprime” loans. Although mortgage-backed securities are often supported by government guarantees or private insurance, there can be no guarantee that those obligations will be met. Furthermore, in certain economic conditions, loan servicers, loan originators and other participants in the market for mortgage-backed and other asset-backed securities may be unable to receive sufficient funding, impairing their ability to perform their obligations on the loans. Certain mortgage-backed or asset-backed securities may be more susceptible to these risks than other mortgage-backed, asset-backed, or fixed-income securities. For example, the Fund’s investments in collateralized mortgage obligations (“CMOs”), real estate mortgage investment conduits (“REMICs”), and stripped mortgage-backed securities are generally highly susceptible to interest rate risk, prepayment risk, and extension risk. At times, these investments may be difficult to value and/or illiquid. Some classes of CMOs and REMICs may have preference in receiving principal or interest payments relative to more junior classes. The market prices and yields of these junior classes will generally be more volatile than more senior classes and will be more susceptible to

52

interest rate risk, prepayment risk, and extension risk than more senior classes. Stripped mortgage-backed securities that receive only payments of interest (“IOs”) will generally decrease in value if interest rates decline or prepayment rates increase. Stripped mortgage-backed securities that receive only payments of principal (“POs”) will generally decrease in value if interest rates increase or prepayment rates decrease. These changes in value can be substantial and could cause the Fund to lose the entire value of its investment in CMOs, REMICs, and stripped mortgage-backed securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund. There were no unfunded loan commitments at the six months ended January 31, 2024.

53

Notes to financial statements

Delaware Strategic Income Fund

10. Credit and Market Risks (continued)

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. Interest rate changes are influenced by a number of factors, such as government policy, monetary policy, inflation expectations, and the supply and demand of bonds. A fund may be subject to a greater risk of rising interest rates when interest rates are low or inflation rates are high or rising.

Derivatives contracts, such as futures, forward foreign currency contracts, options, and swaps, may involve additional expenses (such as the payment of premiums) and are subject to significant loss, which may exceed amounts disclosed on the “Statement of assets and liabilities”, if a security, index, reference rate, or other asset or market factor to which a derivatives contract is associated, moves in the opposite direction from what the portfolio manager anticipated. When used for hedging, the change in value of the derivatives instrument may also not correlate specifically with the currency, rate, or other risk being hedged, in which case a fund may not realize the intended benefits. Derivatives contracts are also subject to the risk that the counterparty may fail to perform its obligations under the contract due to, among other reasons, financial difficulties (such as a bankruptcy or reorganization).

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to January 31, 2024, that would require recognition or disclosure in the Fund’s financial statements.

54

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023

At a meeting held on August 8-10, 2023 (the “Annual Contract Renewal Meeting”), the Board of Trustees (the “Board”), including a majority of Trustees each of whom is not an “interested person” as defined under the Investment Company Act of 1940 (the “Independent Trustees”), approved the renewal of the Delaware Strategic Income Fund (the “Fund”) Investment Management Agreement with Delaware Management Company (“DMC”) and the Sub-Advisory Agreements with Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”) and Macquarie Investment Management Europe Limited (“MIMEL”) (together, the “Affiliated Sub-Advisers”).

Prior to the Annual Contract Renewal Meeting, including at a Board meeting held in May 2023, the Trustees conferred extensively among themselves and with representatives of DMC about these matters. Also, the Board was assisted by the Equity Investments Committee and the Fixed Income Multi-Asset Sub-Advised Funds Investments Committee (each an “Investment Committee” and together, the “Investment Committees”), with each Investment Committee assisting the full Board in reviewing investment performance and other matters throughout the year. The Independent Trustees were also assisted in their evaluation of the Investment Management Agreement and the Sub-Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, DMC was guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2023. Prior to the Annual Contract Renewal Meeting, and in response to the requests, the Board received and reviewed materials specifically relating to the renewal of the Investment Management Agreement and the Sub-Advisory Agreements. In considering and approving the Investment Management Agreement and the Sub-Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Annual Contract Renewal Meeting and the review process for the Investment Management Agreement and the Sub-Advisory Agreements, but also the knowledge gained over time through interaction with DMC about various topics. In this regard, the Board reviewed reports of DMC at each of its quarterly meetings, which included information about, among other things, Fund performance, investment strategies, and expenses. In addition, the Investment Committees confer with portfolio managers at various times throughout the year. In considering information relating to the approval of the Fund’s Investment Management Agreement and the Sub-Advisory Agreements, the Independent Trustees also received information from an independent fund consultant, JDL Consultants, LLC (“JDL”).

The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board, including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement and the Sub-Advisory Agreements for a

55

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

one-year term. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approval.

Nature, extent, and quality of services. The Board received and considered various information regarding the nature, extent, and quality of the advisory services provided to the Fund by DMC under its Investment Management Agreement and the experience of the officers and employees of DMC who provide these services, including the Fund’s portfolio managers. The Board’s review included consideration of DMC’s investment process and oversight and research and analysis capabilities, and its ability to attract and retain skilled investment professionals. The Board also considered information regarding DMC’s programs for risk management, including investment, operational, liquidity, derivatives (as applicable), valuation, and compliance risks. The Board received information with respect to the cybersecurity program and business continuity plans of DMC and its affiliates.

In addition, the Board considered certain non-advisory services that DMC and its affiliates provide to the Delaware Funds by Macquarie complex (the “Delaware Funds”). Among other things, these services include third party service provider oversight, transfer agency, internal audit, valuation, portfolio trading, and legal and compliance functions. The Board noted DMC’s responsibility for overseeing the preparation of the Delaware Funds’ registration statement and supplements thereto and shareholder reports; responsibility for periodic filings with regulators; organizing Board meetings and preparing materials for such Board meetings; and furnishing analytical and other support to assist the Board. The Board took into account the benefits to shareholders of investing in a Fund that is part of a family of funds managed by an affiliate of Macquarie Group Ltd. (“Macquarie”), the parent company of DMC, and the resources available to DMC as part of Macquarie’s global asset management business.

The Board received and considered various information with respect to the services provided by the Affiliated Sub-Advisers under the Sub-Advisory Agreements and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board considered the division of responsibilities between DMC and the Affiliated Sub-Advisers and the oversight provided by DMC. The Board also considered the expertise of the Affiliated Sub-Advisers with respect to certain asset classes and/or investment styles. The Board noted that the Affiliated Sub-Advisers are part of Macquarie’s global investment platform that has offices and personnel that are located around the world. These Affiliated Sub-Advisers provide research, investment and trading analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities, provide portfolio management services and assist with security trades, as applicable. The Board took into account that the Sub-Advisory Agreements may benefit the Fund and its shareholders by permitting DMC to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by DMC to other types of clients with investment strategies similar

56

to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal and regulatory obligations and risks of managing registered investment companies compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients, unregistered funds and separately managed accounts.

The Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided (and expected to be provided) to the Fund by DMC and the Affiliated Sub-Advisers.

Investment performance. The Board received and considered information with respect to the investment performance of the Fund, including performance reports and discussions with portfolio managers at meetings of the Board’s Investment Committees throughout the year as well as reports provided by Broadridge Financial Solutions, Inc., an independent investment company data provider (“Broadridge”), furnished for the Annual Contract Renewal Meeting. The Broadridge reports prepared for the Fund’s institutional share class showed its investment performance in comparison to the institutional share class of a group of similar funds (the “Performance Universe”). The Board received a description of the methodology used by Broadridge to select the peer funds in the Performance Universe. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year or since inception periods, as applicable, ended December 31, 2022.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional multi-sector income funds, regardless of asset size or primary channel of distribution. The Board noted that the Broadridge report comparison showed that the Fund’s total return for the 1- and 5-year periods was in the second quartile of its Performance Universe and for the 3- and 10-year periods was in the first and third quartile, respectively, of its Performance Universe. The Broadridge report comparison showed that the Fund’s total return for the 1-, 3-, and 5-year periods was above the median of its Performance Universe and for the 10-year period was below the median of its Performance Universe. The Board also noted that the Fund outperformed its benchmark index for the 1-, 3-, 5-, and 10-year periods. The Board noted that the Fund was generally performing in line with its Performance Universe and benchmark index during the periods under review.

Comparative expenses. The Board received and considered expense data for the Fund. DMC provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Institutional Class shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered the comparative analysis of contractual management fees and actual total expense ratios of the Fund versus contractual management fees and actual total expense ratios of a group of peer funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees, taking into account any applicable breakpoints and fee waivers, with the Fund’s expense universe, which is comprised of the Fund, its Expense Group and all other similar institutional funds, excluding outliers (the “Expense Universe”). The Fund’s

57

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Board Consideration of Investment Management Agreement and Sub-Advisory Agreements at a Meeting Held on August 8-10, 2023 (continued)

total expenses were also compared with those of its Expense Universe. The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees.

The expense comparisons for the Fund showed that its actual management fee was below the median of its Expense Universe and its actual total expenses were below its Expense Group average. It was noted that consistent with DMC’s waiver methodology, its advisory fee waivers, if any, were at the fund level and not class level.

The Board noted that DMC, and not the Fund, pays the sub-advisory fees to the Affiliated Sub-Advisers and, accordingly, that the retention of the Affiliated Sub-Advisers does not increase the fees and expenses incurred by the Fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to DMC under the Investment Management Agreement and to the Affiliated Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Economies of scale. The Board received and considered information about the potential for DMC to realize economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual Fund level, and the extent to which potential scale benefits are shared with shareholders, including the extent to which any economies of scale are reflected in the level of management fees charged. DMC discussed its advisory fee pricing and structure for the Delaware Funds. The Board noted that the Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements, as well as DMC’s investment in its business, including investments in business infrastructure, technology and cybersecurity.

Management profitability. The Board received and considered the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to the Fund and the Delaware Funds as a whole, including the methodology used by DMC in allocating costs for the purpose of determining profitability. The Board noted DMC’s changes to its cost allocation methodology for its profitability analysis and the explanations for such changes. The Board also reviewed a report prepared by JDL regarding DMC’s profitability as compared to certain peer fund complexes and the Independent Trustees discussed DMC’s profitability in such context with representatives from JDL. The Board recognized that calculating and comparing profitability at the individual fund level is difficult; that DMC’s profit, if any, can vary significantly depending on the particular fund; and that DMC’s support for, and commitment to, a fund is not solely dependent on the profits realized as to that fund.

The Board also received and considered information about the portion of the total management fee that was retained by DMC after payment of the fee to the Affiliated Sub-Advisers for sub-

58

advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of the responsibilities retained and risk assumed by DMC and not delegated to or assumed by the Affiliated Sub-Advisers. Given the affiliation between DMC and the Affiliated Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

Based on its review, the Board determined that DMC’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

Ancillary benefits. The Board received and considered information regarding the extent to which DMC and its affiliates might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as investment manager to the Delaware Funds, the benefits from allocation of fund brokerage to improve trading efficiencies, the portfolio transactions executed through “soft dollar” arrangements, and the fees that various affiliates received for serving as transfer agent and for overseeing fund accounting and financial administration services to the Delaware Funds. The Board considered that it receives periodic reports from DMC that include a representation that any soft dollar arrangements are consistent with regulatory requirements. The Board received information from DMC regarding its view of the performance of its affiliates in providing transfer agent and fund accounting and financial administration oversight services and the organizational structure employed to provide these services pursuant to their contracts with the Fund.

Based on its consideration of the factors and information it deemed relevant, including the costs of providing investment management and other services to the Fund and the ongoing commitment of DMC and its affiliates to the Fund, the Board did not find that any ancillary benefits received by DMC and its affiliates, including the Affiliated Sub-Advisers, were unreasonable.

Conclusion. Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board, including all of the Independent Trustees, approved the continuation of DMC’s Investment Management Agreement and of the Affiliated Sub-Advisers’ Sub-Advisory Agreements for an additional one-year period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

59

Other Fund information (Unaudited)

Delaware Strategic Income Fund

Form N-PORT and proxy voting information (continued)

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

60

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)       Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)       Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)

under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 14. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® GOVERNMENT FUND

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 28, 2024

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 28, 2024